Restructuring and Other	12 Months Ended
Dec. 31, 2020
Disclosure Of Restructuring And Other [Abstract]
Restructuring and Other

NOTE 10. RESTRUCTURING AND OTHER

For the period ended December 31, 2020, the Corporation had restructuring charges of $18 million (2019 – $6 million). These charges were comprised of severance, as the Corporation aligned its cost structure to reflect reduced global activity, and certain costs associated with the shutdown of directional drilling operations in the United States in the first quarter of 2020.

In response to the economic slowdown caused by COVID-19, governments enacted various employer assistance and economic stimulus programs. In the second quarter of 2020, the Government of Canada introduced the Canadian Emergency Wage Subsidy program. For the year ended December 31, 2020, Precision recognized $26 million (2019 – nil) of salary and wage subsidies. Wage subsidies were presented as reductions of operating and general and administrative expense of $21 million (2019 – nil) and $5 million (2019 – nil), respectively.